Revenue (Tables)	9 Months Ended
Sep. 30, 2022
Revenue [abstract]
Disclosure of major customers	The proportion of revenue by customer in each period is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	%	%	%	%
BMS (including Celgene)	77	99	83	81
GTA	—	—	—	15
Bayer	—	—	6	—
Sanofi	18	—	8	—
Others	5	1	3	4
	100	100	100	100

Disclosure of products and services

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Service fees	334	—	670	333
Licensing fees - opt-in payments and milestones achieved	—	14,437	—	17,786
Licensing fees - upfront payments and research funding (including term extension payments)	5,964	3,207	19,740	5,100
Total Revenue	6,298	17,644	20,410	23,219